Post-retirement benefit obligations - Actuarial Assumptions (Details)	1 Months Ended
	Jun. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024
South Africa
Post-retirement benefit obligations
Healthcare cost inflation			7.50%			7.50%
Pension increase assumption			6.00%			5.90%
Average salary increases			5.50%			5.50%
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			12.00%			12.60%
Weighted average duration of the obligation			12 years 6 months			12 years
South Africa | Pension
Post-retirement benefit obligations
Discount rate			10.80%			12.40%
Weighted average duration of the obligation			10 years 3 months			10 years
United States of America
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	5.30%			5.30%
Weighted average duration of the obligation	9 years			9 years
United States of America | Pension
Post-retirement benefit obligations
Discount rate	5.30%			5.20%
Weighted average duration of the obligation	8 years			6 years
Europe
Post-retirement benefit obligations
Pension increase assumption		2.20%			2.20%
Average salary increases		3.20%			3.20%
Europe | Pension
Post-retirement benefit obligations
Discount rate		3.90%			3.70%
Weighted average duration of the obligation		14 years			14 years